American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2021

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.5%
Focused Dynamic Growth Fund G Class	861,573	56,458,895
NT Disciplined Growth Fund G Class	372,174	6,721,455
NT Equity Growth Fund G Class	4,735,738	65,400,541
NT Focused Large Cap Value Fund G Class	11,583,777	155,570,125
NT Growth Fund G Class	3,709,203	95,808,704
NT Heritage Fund G Class	4,524,598	82,166,703
NT Mid Cap Value Fund G Class	6,461,155	98,144,949
Small Cap Growth Fund G Class	685,758	20,250,440
Small Cap Value Fund G Class	1,774,821	20,516,933
Sustainable Equity Fund G Class	2,505,448	121,614,469
		722,653,214
International Equity Funds — 23.6%
Non-U.S. Intrinsic Value Fund G Class	4,288,414	45,157,003
NT Emerging Markets Fund G Class	4,981,543	73,726,835
NT Global Real Estate Fund G Class	2,298,188	31,347,288
NT International Growth Fund G Class	5,395,430	85,301,740
NT International Small-Mid Cap Fund G Class	1,954,107	31,969,188
NT International Value Fund G Class	4,254,027	45,135,225
		312,637,279
Domestic Fixed Income Funds — 15.9%
Inflation-Adjusted Bond Fund G Class	2,229,948	29,346,121
NT Diversified Bond Fund G Class	12,965,935	145,607,446
NT High Income Fund G Class	3,626,644	36,230,176
		211,183,743
International Fixed Income Funds — 6.0%
Emerging Markets Debt Fund G Class	2,071,697	21,690,673
Global Bond Fund G Class	5,487,094	57,504,748
		79,195,421
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $959,038,580)		1,325,669,657
OTHER ASSETS AND LIABILITIES†		(614)
TOTAL NET ASSETS — 100.0%		$1,325,669,043

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$56,212	$1,475	$2,233	$1,005	$56,459	862	$2,124	—
NT Disciplined Growth Fund	5,691	693	—	337	6,721	372	—	—
NT Equity Growth Fund	64,313	1,768	2,715	2,035	65,401	4,736	631	$228
NT Focused Large Cap Value Fund	156,222	5,108	7,085	1,325	155,570	11,584	214	885
NT Growth Fund	93,107	2,824	5,002	4,880	95,809	3,709	1,300	—
NT Heritage Fund	80,512	3,531	4,247	2,371	82,167	4,525	401	—
NT Mid Cap Value Fund	98,677	3,371	5,642	1,739	98,145	6,461	32	567
Small Cap Growth Fund	19,647	420	875	1,058	20,250	686	29	—
Small Cap Value Fund	20,006	577	458	392	20,517	1,775	64	72
Sustainable Equity Fund	118,940	2,850	5,744	5,568	121,614	2,505	1,944	—
Non-U.S. Intrinsic Value Fund	44,287	772	981	1,079	45,157	4,288	3	—
NT Emerging Markets Fund	73,486	3,815	3,387	(187)	73,727	4,982	(54)	—
NT Global Real Estate Fund	31,185	742	1,234	654	31,347	2,298	445	—
NT International Growth Fund	84,888	3,257	4,519	1,676	85,302	5,395	1,068	—
NT International Small-Mid Cap Fund	32,184	410	1,360	735	31,969	1,954	843	—
NT International Value Fund	45,546	1,006	1,136	(280)	45,136	4,254	39	—
Inflation-Adjusted Bond Fund	29,101	341	247	151	29,346	2,230	4	—
NT Diversified Bond Fund	145,192	9,355	7,169	(1,771)	145,607	12,966	(116)	666
NT High Income Fund	35,617	1,293	392	(288)	36,230	3,627	(1)	499
Emerging Markets Debt Fund	21,138	938	116	(269)	21,691	2,072	(2)	245
Global Bond Fund	58,001	1,239	693	(1,042)	57,505	5,487	—	272
	$1,313,952	$45,785	$55,235	$21,168	$1,325,670	86,768	$8,968	$3,434
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.